UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“CSS-NQ inserts”

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.8%
AUSTRALIA 9.0%
DIVERSIFIED 4.9%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group(b)	4,717,145	3,718,129
FKP Property Group(b)	693,303	295,772
GPT Group(b)	2,202,287	6,623,912
Mirvac Group(b)	3,403,212	3,741,512
Stockland(b)	1,458,300	4,059,148
		18,438,473
INDUSTRIAL 0.3%
Goodman Group(b)	2,407,097	1,318,825
OFFICE 0.5%
Commonwealth Property Office Fund(b)	2,120,183	1,824,406
RETAIL 3.3%
Westfield Group(b)	1,009,265	7,484,408
Westfield Retail Trust(b)	2,037,509	4,741,838
		12,226,246
TOTAL AUSTRALIA		33,807,950
BRAZIL 1.8%
OFFICE 1.0%
BR Properties SA	414,701	3,767,102
RETAIL 0.8%
Aliansce Shopping Centers SA	108,633	726,820
BR Malls Participacoes SA	209,474	2,140,138
		2,866,958
TOTAL BRAZIL		6,634,060

	Number of Shares	Value
CANADA 4.9%
DIVERSIFIED 1.0%
Canadian Real Estate Investment Trust	56,221	$1,913,735
Dundee Real Estate Investment Trust	34,226	1,037,656
Dundee Real Estate Investment Trust, 144A(d)	27,543	835,043
		3,786,434
OFFICE 0.7%
Brookfield Office Properties (USD)	192,251	2,647,296
RESIDENTIAL 0.8%
Boardwalk REIT	62,447	2,871,168
RETAIL 2.4%
Primaris Retail REIT	207,747	4,064,141
RioCan REIT	206,069	5,112,887
		9,177,028
TOTAL CANADA		18,481,926
FINLAND 0.2%
DIVERSIFIED
Sponda Oyj(b)	166,143	623,982
FRANCE 3.9%
DIVERSIFIED
Unibail-Rodamco(b)	82,546	14,729,238
GERMANY 1.9%
OFFICE 0.5%
Alstria Office REIT AG(b)	158,777	1,863,013
RESIDENTIAL 1.4%
Deutsche Wohnen AG(b)	382,499	5,082,170
TOTAL GERMANY		6,945,183

	Number of Shares	Value
HONG KONG 11.4%
DIVERSIFIED 6.9%
Henderson Land Development Co., Ltd.(b)	361,000	$1,623,028
Hysan Development Co., Ltd.(b)	429,000	1,283,355
Sino Land Co., Ltd.(b)	3,058,000	4,061,669
Soho China Ltd.(b)	1,179,499	744,681
Sun Hung Kai Properties Ltd.(b)	1,288,912	14,786,407
Wharf Holdings Ltd.(b)	689,624	3,411,125
		25,910,265
OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)(b)	1,723,800	7,637,436
RESIDENTIAL 1.9%
China Overseas Land & Investment Ltd.(b)	4,079,720	5,816,677
Country Garden Holdings Co.(b)	4,939,000	1,377,752
		7,194,429
RETAIL 0.5%
Link REIT(b)	614,500	1,937,522
TOTAL HONG KONG		42,679,652
INDIA 0.3%
RETAIL
Phoenix Mills Ltd.(b)	261,044	1,142,649
JAPAN 9.4%
DIVERSIFIED 6.4%
Mitsubishi Estate Co., Ltd.(b)	457,000	7,412,815
Mitsui Fudosan Co., Ltd.(b)	639,117	10,096,251
Nomura Real Estate Holdings(b)	140,900	2,131,698
Sumitomo Realty & Development Co., Ltd.(b)	226,000	4,344,406
		23,985,170
OFFICE 2.5%
Japan Real Estate Investment Corp.(b)	254	2,483,255
Nippon Building Fund(b)	678	7,018,857
		9,502,112

	Number of Shares	Value
RESIDENTIAL 0.5%
Advance Residence Investment(b)	1,042	$1,887,486
TOTAL JAPAN		35,374,768
NETHERLANDS 0.5%
RETAIL
Eurocommercial Properties NV	46,887	1,804,728
NORWAY 0.5%
OFFICE
Norwegian Property ASA(b)	1,263,535	1,683,006
PHILIPPINES 1.1%
RETAIL
SM Prime Holdings(b)	14,590,976	4,053,651
SINGAPORE 4.1%
DIVERSIFIED 0.2%
CapitaLand Ltd.(b)	486,000	906,782
HOTEL 0.2%
City Developments Ltd.(b)	103,000	746,789
INDUSTRIAL 1.7%
Global Logistic Properties Ltd.(b),(c)	3,594,000	4,506,976
Ascendas REIT(b)	1,223,000	1,885,906
		6,392,882
OFFICE 0.7%
CapitaCommercial Trust(b)	3,372,000	2,575,815
RETAIL 1.3%
CapitaMall Trust(b)	2,911,000	4,036,904
CapitaMalls Asia Ltd.(b)	968,000	892,060
		4,928,964
TOTAL SINGAPORE		15,551,232

	Number of Shares	Value
SWEDEN 1.3%
DIVERSIFIED
Castellum AB(b)	185,132	$2,255,824
Fabege AB(b)	358,180	2,706,585
		4,962,409
SWITZERLAND 0.5%
OFFICE
PSP Swiss Property AG(b),(c)	21,950	1,969,906
UNITED KINGDOM 4.7%
DIVERSIFIED 4.3%
British Land Co., PLC(b)	921,287	6,786,077
Hammerson PLC(b)	1,111,737	6,508,637
Land Securities Group PLC(b)	280,572	2,788,487
		16,083,201
OFFICE 0.4%
Great Portland Estates PLC(b)	306,716	1,616,181
TOTAL UNITED KINGDOM		17,699,382
UNITED STATES 44.3%
DIVERSIFIED 4.7%
American Assets Trust	109,340	1,962,653
Forest City Enterprises(c)	276,304	2,945,401
Vornado Realty Trust	168,431	12,568,321
		17,476,375
HEALTH CARE 6.3%
HCP	447,091	15,675,010
Ventas	162,142	8,009,815
		23,684,825

	Number of Shares	Value
HOTEL 1.9%
Hersha Hospitality Trust	350,219	$1,211,758
Host Hotels & Resorts	193,067	2,112,153
Hyatt Hotels Corp., Class A(c)	121,746	3,819,172
		7,143,083
INDUSTRIAL 2.8%
DCT Industrial Trust	671,889	2,949,592
First Industrial Realty Trust(c)	335,284	2,682,272
ProLogis	197,983	4,801,088
		10,432,952
OFFICE 5.5%
BioMed Realty Trust	58,983	977,348
Boston Properties	57,366	5,111,311
Kilroy Realty Corp.	107,393	3,361,401
Liberty Property Trust	222,491	6,476,713
SL Green Realty Corp.	83,887	4,878,029
		20,804,802
OFFICE/INDUSTRIAL 0.3%
PS Business Parks	20,013	991,444
RESIDENTIAL 9.5%
APARTMENT 8.8%
Apartment Investment & Management Co.	191,831	4,243,301
AvalonBay Communities	37,858	4,317,705
Colonial Properties Trust	102,075	1,853,682
Equity Residential	178,945	9,281,877
Home Properties	67,667	3,840,779
Post Properties	98,624	3,426,198
UDR	280,620	6,212,927
		33,176,469
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	42,145	2,642,492
TOTAL RESIDENTIAL		35,818,961

	Number of Shares	Value
SHOPPING CENTER 12.9%
COMMUNITY CENTER 4.8%
DDR Corp.	356,195	$3,882,525
Federal Realty Investment Trust	23,802	1,961,523
Kimco Realty Corp.	374,527	5,629,141
Regency Centers Corp.	78,632	2,778,069
Weingarten Realty Investors	181,291	3,837,930
		18,089,188
REGIONAL MALL 8.1%
General Growth Properties	379,373	4,590,413
Macerich Co.	67,519	2,878,335
Simon Property Group	209,371	23,026,623
		30,495,371
TOTAL SHOPPING CENTER		48,584,559
SPECIALTY 0.4%
DuPont Fabros Technology	85,010	1,673,847
TOTAL UNITED STATES		166,610,848
TOTAL COMMON STOCK (Identified cost—$380,656,910)		374,754,570
SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)	400,025	400,025
Federated Government Obligations Fund, 0.01%(e)	400,021	400,021
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$800,046)		800,046

		Value
TOTAL INVESTMENTS (Identified cost—$381,456,956)	100.0%	$375,554,616

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	135,580

NET ASSETS	100.0%	$375,690,196

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 48.2% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(c)	Non-income producing security.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of net assets of the Fund, of which 0.0% are illiquid.
(e)	Rate quoted represents the seven day yield of the fund.

Sector Breakdown (Based on Net Assets)

Sector	Value	Percentage

Diversified	$126,902,329	33.8%
Office	55,891,075	14.9%
Residential	51,476,462	13.7%
Shopping Center	48,584,559	12.9%
Retail	38,137,746	10.2%
Health Care	23,684,825	6.3%
Industrial	18,144,659	4.8%
Hotel	7,889,872	2.1%
Miscellaneous	4,043,043	1.1%
Other	935,626	0.2%
Total	$375,690,196	100.0%

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor)  to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 48.2% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)*
Common Stock - Brazil	$6,634,060	$6,634,060	$—	—
Common Stock - Canada	18,481,926	18,481,926	—	—
Common Stock - Netherlands	1,804,728	1,804,728	—	—
Common Stock - United States	166,610,848	166,610,848	—	—
Common Stock - All Other	181,223,008	—	181,223,008	—
Money Market Funds	800,046	—	800,046	—
Total Investments	$375,554,616	$193,531,562	$182,023,054	—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. It’s likelihood of having value in the future is remote.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$381,456,956
Gross unrealized appreciation	$24,327,683
Gross unrealized depreciation	(30,230,023)
Net unrealized depreciation	$(5,902,340)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011